Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

10. Fair Value of Financial Instruments

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and is generally classified in one of the following categories:

Level 1 — Fair value is based on quoted prices for identical instruments in active markets.

Level 2 — Fair value is based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3 — Fair value is based on valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company’s assets and liabilities measured at fair value on a recurring basis are summarized in the following table by fair value measurement level:

$ in thousands Description	Level	March 31, 2022	December 31, 2021
Assets:
Investments	1	$133,153	$32,332
Liabilities:
Public Warrants	1	$10,250	$14,167
Private Warrants	2	$287	$396

15. Fair Value of Financial Instruments

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and is generally classified in one of the following categories:

Level 1 — Fair value is based on quoted prices for identical instruments in active markets.

Level 2 — Fair value is based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3 — Fair value is based on valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company’s assets and liabilities measured at fair value on a recurring basis are summarized in the following table by fair value measurement level ($ in thousands):

		December 31,
Description	Level	2021	2020
Assets:
Investments	1	$32,332	$—
Liabilities:
Public Warrants	1	$14,167	$—
Private Warrants	2	396	—
Legacy Heliogen preferred stock warrants	3	—	46

The following table summarizes the reconciliation of our level 3 fair value measurements ($ in millions):

Instrument	December 31, 2020	Issuances(1)	Losses(2)	Conversion(3)	December 31, 2021
SAFE Instruments	$—	83,411	86,907	(170,318)	$—
Legacy Heliogen preferred stock warrants	$46	—	2,965	(3,011)	$—

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(1)      Net of issuance costs.

(2)      The losses for the changes in the fair value of the SAFE Instruments and preferred stock warrants are reported in our Consolidated Statements of Operations and Comprehensive Loss in the line items SAFE Instrument remeasurement and warrant remeasurement, respectively.

(3)      On December 30, 2021, immediately prior to the Merger closing, the SAFE Instruments and preferred stock warrants were converted into 20,080,464 shares of common stock and 354,738 shares of common stock, respectively.

The fair value of the Public Warrants, which are publicly-traded, and is determined based on the closing price on the measurement date. Management has concluded that the fair value of the Private Warrants approximates the fair value of the Public Warrants due to the existence similar redemption provisions. Pursuant to the Warrant Agreement, all Warrants are subject to a similar provision that allows the Company to redeem the Warrants if the price of the Company’s common stock equals or exceeds $10.00. As a result, the Company has determined that the fair value of the Private Warrants at a specific date would be similar to that of the Public Warrants, and thus is also determined by using the closing price of the Public Warrants, which was $1.70 as of December 31, 2021.

The SAFE Instruments and Legacy Heliogen preferred stock warrants were initially measured at fair value using a probability-weighted method considering two potential outcomes: a merger with a special purpose acquisition company exit scenario and a stay private scenario. On December 30, 2021, immediately prior to their conversion, the SAFE Instruments and Legacy Heliogen preferred stock warrants were remeasured at fair value utilizing the income approach based on the Merger occurring on the valuation date. In addition, we applied a discount for lack of marketability, which was estimated using the Black-Scholes option pricing model.

The table below summarizes key inputs used in the valuation for the SAFE Instruments and Legacy Heliogen preferred stock warrants at their time of conversion on December 30, 2021:

Expected volatility	50.0%
Risk-free interest rate	0.1%
Dividend yield	—